PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT
Cost	$ 129,811	$ 120,342
Accumulated amortization	89,887	80,500
Net book value	39,924	39,842
Furniture and fixtures [Member]
PROPERTY AND EQUIPMENT
Cost	3,189	3,089
Accumulated amortization	1,948	1,634
Net book value	1,241	1,455
Research and development equipment [Member]
PROPERTY AND EQUIPMENT
Cost	42,596	38,761
Accumulated amortization	30,309	28,361
Net book value	12,287	10,400
Production equipment and tooling [Member]
PROPERTY AND EQUIPMENT
Cost	46,637	43,860
Accumulated amortization	29,549	26,427
Net book value	17,088	17,433
Computer equipment [Member]
PROPERTY AND EQUIPMENT
Cost	9,592	9,099
Accumulated amortization	8,044	7,464
Net book value	1,548	1,635
Software [Member]
PROPERTY AND EQUIPMENT
Cost	9,854	8,180
Accumulated amortization	7,727	6,287
Net book value	2,127	1,893
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT
Cost	7,319	6,754
Accumulated amortization	5,124	4,489
Net book value	2,195	2,265
Leased vehicles [Member]
PROPERTY AND EQUIPMENT
Cost	584	983
Accumulated amortization	560	688
Net book value	24	295
Office equipment [Member]
PROPERTY AND EQUIPMENT
Cost	1,408	1,533
Accumulated amortization	1,195	1,162
Net book value	213	371
Monitoring Equipment [Member]
PROPERTY AND EQUIPMENT
Cost	1,852	1,821
Accumulated amortization	1,117	905
Net book value	735	916
Network equipment [Member]
PROPERTY AND EQUIPMENT
Cost	6,780	6,262
Accumulated amortization	4,314	3,083
Net book value	$ 2,466	$ 3,179